Average Annual Total Returns - Global Bond Fund	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Ten Years	Institutional before taxes Since Inception	Institutional before taxes Inception Date	Investor before taxes One Year	Investor before taxes Five Years	Investor before taxes Ten Years	Investor before taxes Since Inception	Investor before taxes Inception Date	Investor After Taxes on Distributions One Year		Investor After Taxes on Distributions Five Years		Investor After Taxes on Distributions Ten Years		Investor After Taxes on Distributions Since Inception		Investor after taxes on distributions and sale of Fund shares One Year		Investor after taxes on distributions and sale of Fund shares Five Years		Investor after taxes on distributions and sale of Fund shares Ten Years		Investor after taxes on distributions and sale of Fund shares Since Inception		Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) One Year	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Five Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Ten Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes) One Year	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes) Five Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes) Ten Years	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	J.P. Morgan Emerging Markets Bond Index (EMBI) Plus (reflects no deduction for fees, expenses or taxes) One Year	J.P. Morgan Emerging Markets Bond Index (EMBI) Plus (reflects no deduction for fees, expenses or taxes) Five Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Plus (reflects no deduction for fees, expenses or taxes) Ten Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Plus (reflects no deduction for fees, expenses or taxes) Since Inception	Composite Index (reflects no deduction for fees, expenses or taxes) One Year	Composite Index (reflects no deduction for fees, expenses or taxes) Five Years	Composite Index (reflects no deduction for fees, expenses or taxes) Ten Years	Composite Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.28%			3.92%	May 01, 2015	4.93%	5.80%	4.21%	4.96%	Dec. 29, 2006	4.43%	[1]	4.48%	[1]	2.71%	[1]	3.13%	[1]	3.00%	[1]	3.90%	[1]	2.59%	[1]	3.06%	[1]	13.28%	10.01%	8.23%	7.74%	7.03%	8.56%	6.78%	7.25%	7.03%	6.25%	5.63%	6.26%	6.48%	5.81%	4.39%	5.30%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.